Earnings (loss) per share	12 Months Ended
Dec. 31, 2024
Earnings Per Share1 [Abstract]
Earnings (loss) per share	Earnings (loss) per share
Basic earnings (loss) per share is calculated based on earnings (loss) available to Common shareholders, as set out below, using the weighted average number of Common shares and Class B Common shares outstanding.
Certain of our equity-based compensation plans may be settled in cash or Common shares at the holder’s option and for the purposes of calculating diluted earnings (loss) per share, the more dilutive of the cash-settled and equity-settled method is used, regardless of how the plan is accounted for. Plans that are accounted for using the cash-settled method will require adjustments to the numerator and denominator if the equity-settled method is determined to have a dilutive effect as compared to the cash-settled method.
The numerator under the equity-settled method is calculated based on earnings (loss) available to Common shareholders adjusted to remove the cash-settled equity-based compensation expense or recovery that has been charged or credited to earnings (loss) and deducting a notional charge using the equity‑settled method, as set out below. Adjustments to earnings (loss) are tax-effected as applicable. The denominator under the equity-settled method is calculated using the treasury stock method. Share options under the equity-settled method are considered dilutive when the average market price of our Common shares for the period exceeds the exercise price of the share option.
The equity-settled method was more dilutive for the year ended December 31, 2024 and an adjustment was required for the numerator and denominator. The cash-settled method was more dilutive for the year ended December 31, 2023 and therefore no adjustment was required for the numerator and denominator.
A reconciliation of the numerator and denominator used for the purposes of calculating diluted loss per share is as follows:

	2024	2023
Loss
Numerator for basic EPS	$(5)	$(167)
Cash-settled expense included in earnings	7	—
Equity-settled expense adjustment	(7)	—
Numerator for diluted EPS	$(6)	$(167)

Weighted average number of shares (thousands)
Denominator for basic EPS	80,859	83,199
Effect of dilutive equity-based compensation	265	—
Denominator for diluted EPS	81,124	83,199

Loss per share (dollars)
Basic	$(0.06)	$(2.01)
Diluted	$(0.07)	$(2.01)